TAXATION (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions (as a percent)	13.30%	90.80%	(26.00%)
Withholding tax	10.10%	15.20%	10.60%
Permanent differences (as a percent)	0.90%	(17.10%)	0.10%
Change in valuation allowance (as a percent)	(21.20%)	(97.50%)	1.10%
Tax holiday (as a percent)	(0.20%)	0.20%	0.00%
Other (as a percent)	0.00%	0.00%	0.40%
Effective tax rate (as a percent)	27.90%	16.60%	11.20%